FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions, Pure in Millions	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Liabilities
Due to banks	SFr 413	SFr 322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,976	70,331
Other liabilities	7,780	7,891
Recurring basis
Liabilities
Due to banks	413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,976	70,331
Other liabilities	7,780	7,891
Total liabilities at fair value	204,490	182,336
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,920	10,182
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	33,856	39,084
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities		8,922
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,889
Recurring basis | Equity securities
Liabilities
Trading liabilities	20,694	15,792
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	17,745	13,472
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	448	474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	101	1
Trading liabilities	4,246	3,854
Short-term borrowings	701	997
Long-term debt	7,268	12,610
Other liabilities	1,271	1,385
Total liabilities at fair value	14,035	19,321
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 508	SFr 847
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50	50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	66	70
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(50)	(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	56	62
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2	2
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	0	0
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	3	1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	158	275
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	30	39
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 58
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(4)
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	992
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	722
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	35
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	39
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 1,133	SFr 891
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 1,051
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	66
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	55
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	158
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	24
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 48
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	35
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	189
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	52
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 5,526	11,458
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 3,961	SFr 9,972
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	66	70
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(60)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	55	63
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2	2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(10)	(55)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(5)	(7)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	158	275
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	21	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,380	SFr 1,141
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(14)	(12)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	481	1,260
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	58	40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	23	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	40	40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	38	29
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 9	SFr 22
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	27	43
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	46	46
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	27	43
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities		SFr 0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	55	53
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	4,191	3,801
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	169	167
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	72	98
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,335	1,211
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 12	SFr 23
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	13	17
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	865	1,225
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	250	270
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49	49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	50	50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	50	49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 738	SFr 745
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	2
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,468	1,041
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	391	142
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	37	38
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45	45
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	44	44
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	7	20
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	3	4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	6	8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	19	27
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	14	15
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	55	100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	183	154
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	120	122
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	29
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	85
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	68	69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	9	8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	7	5
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	12	0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	81	40
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	38	31
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 520	SFr 412
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	84	89
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	116	110
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	99	99
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 2,010	SFr 1,921
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50	50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	66	70
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)	(60)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	58	66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(2)	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	158	275
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	27	26
Nonrecurring basis
Liabilities
Other liabilities	SFr 14	SFr 22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	14	22
Nonrecurring basis | Level 3
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	SFr 14	22
Nonrecurring basis | Level 3 | Derivative instruments | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	83
Nonrecurring basis | Level 3 | Derivative instruments | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	98
Nonrecurring basis | Level 3 | Derivative instruments | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	89
Bank
Liabilities
Due to banks	SFr 413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,243	69,406
Other liabilities	7,756	7,869
Bank | Recurring basis
Liabilities
Due to banks	413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,243	69,406
Other liabilities	7,756	7,869
Total liabilities at fair value	203,827	181,497
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,920	10,182
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	33,856	39,084
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,627
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities		8,922
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,889
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	20,694	15,792
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	17,745	13,472
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	448	474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	101	1
Trading liabilities	4,246	3,854
Short-term borrowings	701	997
Long-term debt	7,286	12,749
Other liabilities	1,250	1,367
Total liabilities at fair value	14,032	19,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,133	891
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	5,526	11,458
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities		0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	55	53
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	4,191	3,801
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	169	167
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	72	98
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,335	1,211
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,010	1,921
Bank | Nonrecurring basis
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	14	22
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	SFr 14	SFr 22